Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net
9.	Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable	983,063	1,305,016
Allowance for doubtful accounts	(65,620)	(95,765)
Accounts receivable, net	917,443	1,209,251

Movement of allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	51,719	62,736	65,620
Provisions	16,450	8,380	32,050
Reversals	(4,896)	(3,447)	(979)
Write-offs	(537)	(2,049)	(926)
Balance at end of year	62,736	65,620	95,765